Income Taxes (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Income Tax [Line Items]
Assessable profits (in Dollars)	$ (1,361,662)		$ 405,332	$ 342,047
Significant unrecognized uncertain tax positions (in Dollars)
PRC [Member] | HNTE [Member]
Income Tax [Line Items]
Tax rate	15.00%	15.00%
PRC [Member] | Small-Scale and Low-Profit Enterprise [Member]
Income Tax [Line Items]
Tax rate	15.00%	15.00%	15.00%
Minimum [Member] | Hong Kong [Member]
Income Tax [Line Items]
Tax rate	8.25%	8.25%
Assessable profits (in Dollars)		$ 2,000,000
Maximum [Member] | Hong Kong [Member]
Income Tax [Line Items]
Tax rate	16.50%	16.50%
Assessable profits (in Dollars)		$ 2,000,000
Enterprise Income Tax [Member] | PRC [Member]
Income Tax [Line Items]
Tax rate	25.00%	25.00%